Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 539,639
Remeasurement
Balance at end of year	282,999	¥ 539,639
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	2,058,893	2,107,986
Current service cost	91,079	92,921
Interest income	10,970	10,514
Remeasurement
Changes in demographic assumptions	(7,569)	2,976
Changes in financial assumptions	13,888	(15,395)
Other	(5,835)	(36,066)
Past service cost	1,035	(1,090)
Plan participants' contributions	1,397	1,014
Benefits paid	(72,441)	(48,897)
Acquisition and other	(2,155)	(55,070)
Balance at end of year	2,089,263	2,058,893
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,519,254	1,606,630
Interest income	8,907	8,400
Remeasurement
Actual return on plan assets, excluding interest income	286,089	(79,268)
Employer contributions	37,469	38,303
Plan participants' contributions	1,397	1,014
Benefits paid	(39,471)	(15,010)
Acquisition and other	(7,380)	(40,815)
Balance at end of year	1,806,265	1,519,254
Japanese plans [Member] | Effect of the asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	0
Remeasurement
Balance at end of year	0	0
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	338,912
Remeasurement
Benefits paid	582,868
Balance at end of year	340,368	338,912
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,207,815	1,186,896
Current service cost	52,334	46,869
Interest income	49,914	40,335
Remeasurement
Changes in demographic assumptions	28,690	10,997
Changes in financial assumptions	14,490	(11,642)
Other	51,296	(2,220)
Past service cost	3,159	3,308
Plan participants' contributions	2,093	2,018
Benefits paid	(48,478)	(40,200)
Acquisition and other	58,597	(28,547)
Balance at end of year	1,419,910	1,207,815
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	868,903	882,785
Interest income	48,729	33,929
Remeasurement
Actual return on plan assets, excluding interest income	120,232	(20,508)
Employer contributions	31,227	29,407
Plan participants' contributions	2,093	2,018
Benefits paid	(36,217)	(30,661)
Acquisition and other	44,576	(28,067)
Balance at end of year	1,079,543	868,903
Foreign plans [Member] | Effect of the asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	0
Remeasurement
Balance at end of year	¥ 0	¥ 0